Derivative Liabilities (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Number of warrants		5,881,575	8,926,517	4,865,234		6,251
Exercise price per share			$ 0.54	$ 0.80	$ 0.80	$ 1.00
Risk free interest rate duration measurement	1 and 5- year Treasury Bill as of the measurement date.
Expected dividend yields (4)
A Warrants [Member]
Derivative [Line Items]
Number of warrants	13,907,378
Exercise price per share	$ 1.50
Warrants expiration date	Oct. 31, 2014
Warrants issued to Placement Agent [Member]
Derivative [Line Items]
Number of warrants	4,290,950
Exercise price per share	$ 1.50
Warrants expiration date	Jun. 30, 2019
B Warrants [Member]
Derivative [Line Items]
Number of warrants	8,581,899
Exercise price per share	$ 2.25
Warrants expiration date	May 31, 2019